UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolio Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio

April 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 1.2%

$850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	10/18 at 100.00	A1		$920,032

500	Auburn University, Alabama, General Fee Revenue Bonds, Series 2011A, 5.000%, 6/01/41 (WI/DD, Settling 5/12/11)	6/21 at 100.00	Aa2		501,355

540	Gadsden, Alabama, General Obligation Warrants, Series 2005, 5.000%, 3/01/19 – AMBAC Insured	No Opt. Call	N/R		561,330
1,890	Total Alabama				1,982,717
	Alaska – 0.5%

145	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2006-2, 5.500%, 12/01/21 – NPFG Insured (Alternative Minimum Tax)	12/16 at 100.00	Aa2		151,158

770	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	Baa3		676,229
915	Total Alaska				827,387
	Arizona – 1.9%

1,195	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R	(4)	1,313,114

1,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/28 – FGIC Insured	No Opt. Call	AA+		972,490

500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 10-9W, 16.971%, 1/01/38 (IF) (5)	1/18 at 100.00	Aa1		519,640

345	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2011, 7.625%, 3/01/31	3/21 at 100.00	BB+		336,427

85	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R		81,149
3,125	Total Arizona				3,222,820
	California – 13.0%

500	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Casa de Lad Campanas, Series 2010, 6.000%, 9/01/37	9/20 at 100.00	A–		494,085

500	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3144, 19.032%, 10/01/16 (IF)	No Opt. Call	AA+		556,180

100	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 1993A, 5.400%, 5/01/28 (ETM)	7/11 at 100.00	AAA		100,358

1,500	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	Baa1		1,356,555

1,200	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007B, 5.150%, 12/01/27 (Alternative Minimum Tax)	12/16 at 100.00	AA		1,150,212

575	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2009H, 5.500%, 11/01/27	11/19 at 100.00	A2		575,575

1,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.500%, 4/01/33	4/19 at 100.00	A1		1,100,170

720	California, Various Purpose General Obligation Bonds, Series 1997, 5.625%, 10/01/21 – BHAC Insured	10/11 at 100.00	AA+		731,858

1,000	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A, 0.000%, 11/01/21	No Opt. Call	A		494,340

1,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2009A, 6.000%, 8/01/25 – AGC Insured	No Opt. Call	AA+		1,124,330

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,100	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/17	6/11 at 100.00	A2	$1,100,044

1,000	Long Beach, California, Harbor Revenue Bonds, Series 2005A, 5.000%, 5/15/23 – NPFG Insured (Alternative Minimum Tax)	5/15 at 100.00	AA	1,009,440

1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2009A, 5.250%, 5/15/29	5/19 at 100.00	AA	1,039,180

500	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	9/12 at 100.00	N/R	390,160

85	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A–	84,774

1,000	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	No Opt. Call	BB	933,930

1,000	Palo Alto Unified School District, Santa Clara County, California, General Obligation Bonds, Capital Appreciation Series 2008, 0.000%, 8/01/26	No Opt. Call	AAA	423,630

1,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2004C, 5.500%, 8/01/24 – NPFG Insured	8/12 at 102.00	Aa2	1,061,580

850	Public Utilities Commission of the City and County of San Francisco, California, Water Revenue Bonds, Series 2006A, 5.000%, 11/01/25 – AGM Insured	5/16 at 100.00	AA+	891,667

1,000	San Gorgonio Memorial Healthcare District, Riverside County, California, General Obligation Bonds, Series 2009C, 7.000%, 8/01/27	8/17 at 100.00	A3	1,068,570

1,500	San Mateo County Joint Powers Financing Authority, California, Lease Revenue Refunding Bonds, Capital Projects, Series 2009A, 5.250%, 7/15/25	1/20 at 100.00	AA+	1,579,125

1,275	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured	12/17 at 100.00	AA–	1,169,583

2,000	Santa Monica Community College District, Los Angeles County, California, Certificates of Participation, Refunding Series 2004A, 5.000%, 2/01/27 – AMBAC Insured	2/14 at 100.00	N/R	1,648,239

	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
500	7.125%, 9/01/26	9/21 at 100.00	BBB+	498,780
500	7.400%, 9/01/32	9/21 at 100.00	BBB+	494,645

750	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2009B, 5.000%, 10/01/34	10/19 at 100.00	AA+	751,245
23,155	Total California			21,828,255
	Colorado – 2.5%

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20	No Opt. Call	N/R	962,360

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	BBB	453,345

75	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/15	No Opt. Call	BBB	78,451

300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	Baa1	285,543

535	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	511,310

500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	470,545

1,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	1,010,910

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

$500	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R		$471,865
4,410	Total Colorado				4,244,329
	Connecticut – 0.4%

670	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2009, Trust 3363, 13.518%, 7/01/16 (IF)	No Opt. Call	AAA		716,136
	District of Columbia – 0.3%

450	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40	5/11 at 101.00	BBB		413,744
	Florida – 4.2%

1,440	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 5.250%, 9/01/30	No Opt. Call	BBB		1,122,869

25	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R		20,859

25	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R		17,506

200	Brevard County, Florida, North Brevard Recreation Special District, Limited Ad Valorem Tax Bonds, Parks and Recreation Program, Series 2007, 5.625%, 7/01/15 – AMBAC Insured	No Opt. Call	N/R		211,772

	Brevard County, Florida, South Brevard Recreation Special District, Limited Ad Valorem Tax Bonds, Parks and Recreation Program, Series 2007:
735	5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	N/R		756,139
255	5.000%, 7/01/22 – AMBAC Insured	7/16 at 100.00	N/R		251,764

300	Brevard County, Florida, South Brevard Recreation Special District, Limited Ad Valorem Tax Bonds, Parks and Recreation Program, Series 2007, 5.000%, 7/01/13 – AMBAC Insured (ETM)	No Opt. Call	N/R	(4)	327,657

105	Brevard County, Florida, South Brevard Recreation Special District, Limited Ad Valorem Tax Bonds, Parks and Recreation Program, Series 2007, 5.000%, 7/01/22 (Pre-refunded 7/01/16) – AMBAC Insured	7/16 at 100.00	N/R	(4)	122,680

500	Crystal River, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2002, 5.000%, 10/01/25 – AMBAC Insured	10/12 at 100.00	N/R		488,930

750	Florida Board of Education, Lottery Revenue Bonds, Series 2006A, 5.000%, 7/01/21 – AMBAC Insured	7/15 at 101.00	AAA		796,620

385	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	AA+		414,406

885	Gulf Breeze, Florida, Revenue Improvement Non-Ad Valorem Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	N/R		764,879

250	Levy County, Florida, School Board Certificates of Participation, Series 2005, 3.125%, 7/01/11 – AMBAC Insured	No Opt. Call	N/R		250,183

1,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s Hospital, Series 2010A, 5.250%, 8/01/21	8/20 at 100.00	A		1,028,490

60	Okaloosa County Gas District, Florida, Gas System Revenue Bonds, Series 2005A, 4.400%, 10/01/29 – AMBAC Insured	10/14 at 100.00	A+		57,524

400	Sanibel, Florida, General Obligaiton Bonds, Series 2006, 4.350%, 2/01/36 – AMBAC Insured	8/16 at 100.00	N/R		371,328

75	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.750%, 10/01/22	10/17 at 100.00	BBB–		69,218

75	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17	No Opt. Call	N/R		55,177
7,465	Total Florida				7,128,001

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia – 1.8%

$650	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.250%, 7/01/27	7/17 at 100.00	Aa3	$662,636

	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009A:
500	6.000%, 11/01/22	11/19 at 100.00	A1	567,255
500	6.000%, 11/01/24	11/19 at 100.00	A1	553,895

500	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	482,210

750	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA	757,058
2,900	Total Georgia			3,023,054
	Guam – 1.1%

1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 4.500%, 7/01/18	No Opt. Call	Ba2	926,190

410	Guam Government, General Obligation Bonds, 2009 Series A, 5.750%, 11/15/14	No Opt. Call	B+	421,472

500	Guam International Airport Authority, Revenue Bonds, Series 2003C, 5.375%, 10/01/19 – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	Baa1	507,030
1,910	Total Guam			1,854,692
	Hawaii – 0.8%

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company Inc., Refunding Series 2007B, 4.600%, 5/01/26 – FGIC Insured (Alternative Minimum Tax)	No Opt. Call	Baa1	1,282,185
	Idaho – 1.3%

750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34	6/18 at 100.00	A3	823,515

1,000	Idaho Housing and Finance Association, Economic Development Facilities Recovery Zone Revenue Bonds, TDF Facilities Project, Series 2010A, 6.500%, 2/01/26	2/21 at 100.00	A	1,011,380

255	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2008A-1, 6.250%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	Aaa	267,819
2,005	Total Idaho			2,102,714
	Illinois – 11.8%

1,000	Berwyn, Illinois, General Obligation Bonds, Refunding Series 2004, 5.000%, 12/01/13 – AMBAC Insured	No Opt. Call	N/R	1,062,450

1,000	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 6.000%, 11/01/35	11/20 at 100.00	BBB	994,910

1,085	Chicago State University, Illinois, Auxiliary Facilities System Revenue Bonds, Series 1998, 5.500%, 12/01/23 – NPFG Insured	No Opt. Call	Baa1	1,135,387

500	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA–	503,880

500	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	BB–	503,950

1,000	Illinois Development Finance Authority, Revenue Bonds, St Vincent De Paul Center, Series 2000A, 1.400%, 11/15/39 (Mandatory put 2/28/13)	No Opt. Call	AA+	1,004,830

750	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	A–	786,870

650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa1	562,718

1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.250%, 2/01/19	No Opt. Call	Baa3	931,790

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,000	Illinois Finance Authority, Revenue Bonds, Northwestern University, Series 2008B, 1.200%, 12/01/46 (Mandatory put 3/01/13)	No Opt. Call	AAA	$1,004,630

990	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	962,508

700	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB	699,265

665	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17	1/13 at 100.00	Baa1	680,800

715	Markham, Cook County, Illinois, General Obligation Bonds, Library Purpose Series 2005B, 5.250%, 1/01/18 – RAAI Insured	No Opt. Call	N/R	742,270

	Markham, Illinois, General Obligation Bonds, Series 2008A:
535	4.750%, 2/01/17	No Opt. Call	BBB	535,498
405	4.750%, 2/01/18	No Opt. Call	BBB	397,860
400	6.000%, 2/01/25	2/18 at 100.00	BBB	391,900

1,220	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 5.250%, 6/15/42 – NPFG Insured	6/12 at 101.00	AAA	1,137,833

500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AAA	661,555

1,250	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.000%, 6/01/18	No Opt. Call	A	1,271,575

250	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA	291,828

750	Southwestern Illinois Development Authority, Local Goverment Program Bonds, St. Clair County Community Unit School District 19 Mascoutah, Series 2009, 5.750%, 2/01/29 – AGC Insured	No Opt. Call	AA+	768,773

1,290	Sugar Grove, Kane County, Illinois, General Obligation Water & Sewer Alternate Revenue Refunding Bonds, Series 2006, 4.500%, 5/01/21 – SYNCORA GTY Insured	5/14 at 100.00	N/R	1,300,088

1,060	Tazewell County School District 51, Illinois, General Obligation Bonds, Series 2007, 9.000%, 12/01/26 – FGIC Insured	No Opt. Call	A1	1,521,047
19,215	Total Illinois			19,854,215
	Indiana – 3.0%

250	Central Nine Career Charter School Building Corporation, Indiana, General Obligation Bonds, Series 2007, 5.500%, 1/15/17	No Opt. Call	A	278,953

1,000	Fishers Redevelopment District, Indiana, General Obligation Bonds, Saxony Project Series 2009, 5.250%, 7/15/34	1/20 at 100.00	AA	1,008,960

940	Hendricks County, Indiana, Redevelopment District Tax Increment Revenue Bonds, Refunding Series 2010B, 6.450%, 1/01/23	1/16 at 100.00	Baa2	957,146

525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	BBB–	500,771

1,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Union Hospital, Series 1993, 5.125%, 9/01/18	7/11 at 100.00	Baa1	1,000,370

250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22	1/18 at 100.00	A+	267,035

855	Portage Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2008, 5.250%, 1/15/19 – CIFG Insured	1/18 at 100.00	A	897,690

75	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 7/15/23	7/16 at 100.00	A	72,077

100	Tri-Creek Middle School Building Corporation, Indiana, First Mortgage Bonds, Series 2008, 6.000%, 1/15/16 – AGM Insured	No Opt. Call	AA+	117,393
4,995	Total Indiana			5,100,395

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa – 0.7%

$745	Des Moines, Iowa, Aviation System Revenue Bonds, Refunding Capital Loan Notes Series 2010B, 5.750%, 6/01/33 – AGM Insured (Alternative Minimum Tax)	6/20 at 100.00	AA+	$740,806

495	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.250%, 7/01/12	No Opt. Call	BB+	490,867
1,240	Total Iowa			1,231,673
	Kansas – 0.4%

750	Kansas State Independent College Finance Authority, Revenue Anticipation Notes, Private Education Short-Term Loan Program, Series 2010F, 5.500%, 5/01/11	No Opt. Call	N/R	750,023
	Kentucky – 0.3%

500	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA+	518,955
	Louisiana – 0.2%

430	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	A–	392,431
	Maryland – 1.6%

110	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	88,163

300	Maryland Community Development Administration, Residential Revenue Bonds, Series 1999D, 5.250%, 9/01/19 (Alternative Minimum Tax)	7/11 at 100.00	AA+	300,177

290	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001B, 5.375%, 9/01/22 (Alternative Minimum Tax)	7/11 at 100.00	Aa2	290,131

750	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Medical Institution, Series 2004B, 5.000%, 7/01/15 – AMBAC Insured	1/15 at 100.00	N/R	823,815

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005:
155	4.000%, 7/01/17 – RAAI Insured	7/14 at 100.00	N/R	146,452
1,350	5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R	1,007,208
2,955	Total Maryland			2,655,946
	Massachusetts – 1.6%

1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.000%, 4/01/31 (WI/DD, Settling 5/05/11)	4/21 at 100.00	AA–	1,006,960

750	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/31	10/19 at 100.00	BBB	814,688

300	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28	1/18 at 100.00	N/R	255,327

535	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.313%, 12/15/34 (IF) (5)	12/19 at 100.00	AAA	607,562
2,585	Total Massachusetts			2,684,537
	Michigan – 1.4%

250	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/14 – SYNCORA GTY Insured	4/13 at 100.00	BB	239,045

595	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.000%, 4/01/14 – AMBAC Insured	No Opt. Call	BB	565,054

475	Grand Rapids Economic Development Corporation, Michigan, Limited Obligation Recovery Zone Facility Revenue Bonds, Ferris State University Project, Series 2010A, 5.000%, 10/01/23	No Opt. Call	A	478,781

750	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Alma College Project, Series 2008, 5.500%, 6/01/28	6/18 at 100.00	A3	765,390

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$80	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 4.750%, 10/15/25	7/11 at 100.00	Aa3	$79,998

300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	Baa3	264,546
2,450	Total Michigan			2,392,814
	Minnesota – 0.9%

55	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2005, 4.150%, 4/01/12	No Opt. Call	BBB	56,003

500	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 3.750%, 7/01/15	No Opt. Call	N/R	511,255

1,015	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Refunding Series 1997A, 5.700%, 11/01/15 – ACA Insured	7/11 at 100.00	BB+	1,008,646
1,570	Total Minnesota			1,575,904
	Missouri – 2.3%

1,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 5.625%, 3/01/34	3/18 at 100.00	A	1,023,540

900	Hannibal Industrial Development Authority, Missouri, Health Facilities Refunding Revenue Bonds, Hannibal Regional Hospital, Refunding Series 2010, 5.500%, 9/01/20	9/13 at 100.00	BBB+	922,689

1,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009C, 5.750%, 11/01/29	No Opt. Call	A–	1,015,180

600	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, Independence Electric System Projects, Series 2009D, 5.750%, 6/01/34	No Opt. Call	A–	601,812

287	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	242,501
3,787	Total Missouri			3,805,722
	Nebraska – 0.3%

500	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008B, 6.125%, 8/15/31	8/17 at 100.00	A2	516,925
	Nevada – 1.7%

815	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2007A1, 5.000%, 7/01/19 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	Aa3	844,699

	North Las Vegas, Nevada, General Obligation Bonds, Series 2006:
1,000	5.000%, 5/01/28 – NPFG Insured	5/16 at 100.00	Aa2	1,000,430
1,000	5.000%, 5/01/30 – NPFG Insured	No Opt. Call	Aa2	991,520

100	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R	90,894
2,915	Total Nevada			2,927,543
	New Jersey – 2.3%

	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2004:
750	5.250%, 12/01/18 – AMBAC Insured	12/14 at 100.00	N/R	787,448
1,100	5.250%, 12/01/20 – AMBAC Insured	12/14 at 100.00	N/R	1,137,587

1,000	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group, Refunding Series 2007B, 4.800%, 7/01/13	No Opt. Call	BBB–	1,010,000

50	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007U, 5.000%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	47,120

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$805	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008X, 5.000%, 4/01/17 (Alternative Minimum Tax)	No Opt. Call	AA	$834,584
3,705	Total New Jersey			3,816,739
	New Mexico – 0.1%

250	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Series 2007A, 5.150%, 6/01/37 – FGIC Insured (Alternative Minimum Tax)	6/12 at 100.00	Baa3	211,710
	New York – 3.9%

410	Dormitory Authority of the State of New York, Insured Revenue Bonds, Staten Island University Hospital, Series 1998, 5.000%, 7/01/17 – AMBAC Insured	7/11 at 100.00	Baa3	409,967

1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33	5/19 at 100.00	A–	1,079,670

675	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A, 5.250%, 2/01/27	No Opt. Call	BBB–	597,368

100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R	97,949

1,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	9/16 at 100.00	BBB–	857,590

500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 17.711%, 10/01/16 (IF)	No Opt. Call	AA+	503,540

500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B, 5.500%, 10/15/27	No Opt. Call	AAA	594,145

365	New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, Series 87, 5.150%, 4/01/17	7/11 at 100.00	Aa1	371,493

500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	530,410

930	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/19	No Opt. Call	AA–	991,873

450	Saratoga County Water and Sewer Authority, New York, Revenue Bonds, Series 2008, 5.000%, 9/01/38	9/18 at 100.00	AA	451,202
6,430	Total New York			6,485,207
	North Carolina – 3.0%

100	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/21	10/17 at 100.00	N/R	90,076

1,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)	7/20 at 100.00	A+	987,780

665	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 13.340%, 7/01/38 (IF) (5)	7/20 at 100.00	AAA	712,900

665	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2009, Trust 1149, 14.078%, 7/15/38 (IF)	1/19 at 100.00	AA–	636,139

350	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	406,336

500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/20	1/18 at 100.00	A–	541,735

340	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 11808, 21.778%, 6/01/18 (IF)	No Opt. Call	AA	267,383

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$740	North Carolina Medical Care Commission, Revenue Bonds, Maria Parham Medical Center, Series 2003, 5.500%, 10/01/17 – RAAI Insured	No Opt. Call	BB	$730,535

500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/19	1/18 at 100.00	A	563,680

100	University of North Carolina System, Pooled Revenue Bonds, Series 2004B, 4.000%, 4/01/15 – AMBAC Insured	4/14 at 100.00	N/R	103,016
4,960	Total North Carolina			5,039,580
	Ohio – 1.2%

240	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	Aa2	244,414

750	Lorain, Ohio, General Obligation Bonds, Pellet Terminal Improvement Series 2008, 6.750%, 12/01/23	12/18 at 100.00	A3	832,103

1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	1,008,290
1,990	Total Ohio			2,084,807
	Oklahoma – 0.6%

	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2010C:
610	4.500%, 6/01/21 (Alternative Minimum Tax)	No Opt. Call	A3	583,520
440	4.750%, 6/01/22 (Alternative Minimum Tax)	6/21 at 100.00	A3	419,456
1,050	Total Oklahoma			1,002,976
	Oregon – 0.6%

1,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B, 5.000%, 6/15/27 – AGM Insured	6/17 at 100.00	AA+	1,034,740
	Pennsylvania – 6.2%

1,980	Blair County, Pennsylvania, General Obligation Bonds, Series 2001A, 5.375%, 8/01/16 – AMBAC Insured	No Opt. Call	N/R	2,221,501

500	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/25	6/17 at 100.00	BBB	468,690

30	Harrisburg, Dauphin County, Pennsylvania, General Obligation Refunding Bonds, Series 1997D, 0.000%, 3/15/15 – AMBAC Insured	No Opt. Call	N/R	20,824

1,200	Harrisburg, Dauphin County, Pennsylvania, General Obligation Refunding Notes, Series 1997F, 0.000%, 3/15/17 – AMBAC Insured	No Opt. Call	N/R	682,308

1,250	Lackawanna County, Pennsylvania, General Obligation Notes, Series 2009B, 6.000%, 9/15/32 – AGC Insured	9/19 at 100.00	AA+	1,288,963

100	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 5.200%, 7/01/12	7/11 at 100.00	N/R	100,568

915	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2005, 5.000%, 1/01/23 – SYNCORA GTY Insured	1/15 at 100.00	N/R	873,624

500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 5.000%, 1/01/14	No Opt. Call	Baa3	517,660

1,000	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Refunding Bonds, Aqua Pennsylvania, Inc. Project, Series 2010A, 5.000%, 12/01/34 (Alternative Minimum Tax)	12/20 at 100.00	AA–	961,780

375	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	Aa1	375,409

335	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 5.000%, 8/01/20	No Opt. Call	BBB+	336,206

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2007, 5.000%, 8/01/30	8/20 at 100.00	BBB+	964,570

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania (continued)

$870	Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.000%, 4/01/23	No Opt. Call	A2		$916,989

625	Westmoreland County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Excela Health Project, Series 2010A, 5.000%, 7/01/25	7/20 at 100.00	A3		610,694
10,680	Total Pennsylvania				10,339,786
	Puerto Rico – 0.7%

300	Puerto Rico Highway and Transportation Authority, Grant Anticipation Revenue Bonds, Series 2004, 5.000%, 9/15/16 – NPFG Insured	No Opt. Call	A+		310,062

300	Puerto Rico, General Obligation Bonds, Public Improvment Refunding Series 2008A, 5.000%, 7/01/16 – AGC Insured	No Opt. Call	AA+		325,779

500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB, 5.250%, 7/01/18 – AMBAC Insured	No Opt. Call	A2		522,895
1,100	Total Puerto Rico				1,158,736
	Rhode Island – 1.8%

	Pawtucket Housing Authority, Rhode Island, Capital Fund Housing Revenue Bonds, Series 2010:
410	5.500%, 9/01/27	9/20 at 103.00	AA		432,935
970	5.500%, 9/01/29	9/20 at 103.00	AA		1,006,036

250	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A		258,280

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
1,160	6.000%, 6/01/23	6/12 at 100.00	BBB		1,160,418
100	6.125%, 6/01/32	6/12 at 100.00	BBB		95,831
75	6.250%, 6/01/42	6/12 at 100.00	BBB		64,878
2,965	Total Rhode Island				3,018,378
	South Carolina – 1.0%

500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.125%, 12/01/30	12/16 at 100.00	A1		492,385

400	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2008A-3, 5.250%, 1/01/19	1/18 at 100.00	A–		437,080

740	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 6.000%, 8/01/13	No Opt. Call	BBB+		781,063

10	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28 (Pre-refunded 5/15/11)	5/11 at 101.00	BBB	(4)	10,123
1,650	Total South Carolina				1,720,651
	Tennessee – 1.2%

1,000	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.000%, 10/01/30	10/20 at 100.00	N/R		980,850

100	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 2002, 5.050%, 9/01/12	No Opt. Call	BBB		104,305

1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+		828,450

50	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.000%, 9/01/16	No Opt. Call	Ba3		50,958
2,150	Total Tennessee				1,964,563

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas – 6.6%

$750	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp Inc., Series 2009A, 6.000%, 8/15/29	8/19 at 100.00	BBB	$746,625

1,385	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005A. Remarketed, 5.750%, 4/01/26	No Opt. Call	Baa2	1,352,425

675	Clifton, Texas, Higher Education Finance Corporation, Education Revenue Bonds, Uplift Education Charter School, Series 2010A, 4.300%, 12/01/16	No Opt. Call	BBB–	642,371

	Harris County, Texas, Water Control and Improvement District 74, Unlimited Tax General Obligation Bonds, Series 2010:
210	4.550%, 8/01/23	2/18 at 100.00	N/R	210,811
195	5.000%, 8/01/36	2/18 at 100.00	N/R	185,589
1,515	5.200%, 8/01/39	2/18 at 100.00	N/R	1,484,549

650	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 1998A, 6.000%, 7/01/13 – NPFG Insured (Alternative Minimum Tax)	7/11 at 100.00	A	652,379

1,000	Houston, Texas, Water Conveyance System Contract, Certificates of Participation, Series 1993A-J, 6.800%, 12/15/11 – AMBAC Insured	No Opt. Call	N/R	1,023,610

	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A:
200	6.000%, 1/01/19	1/18 at 100.00	A2	225,202
325	6.000%, 1/01/23 – NPFG Insured	1/18 at 100.00	A2	350,669

375	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/38	1/18 at 100.00	A3	364,999

1,000	Rockport, Texas, Certificates of Obligation, Series 2007, 5.250%, 2/15/27 – NPFG Insured	2/17 at 100.00	AA+	1,053,180

2,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 5.500%, 8/15/39 – AMBAC Insured	8/12 at 100.00	BBB+	1,883,840

1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 4.700%, 9/01/20	9/19 at 100.00	BBB	993,370
11,280	Total Texas			11,169,619
	Utah – 0.8%

435	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 5.750%, 7/15/20	No Opt. Call	BBB–	420,484

100	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/15 at 102.00	N/R	87,702

125	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	No Opt. Call	BBB–	122,613

750	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust 3006, 17.281%, 6/15/26 – AGM Insured (IF)	6/18 at 100.00	AAA	788,400
1,410	Total Utah			1,419,199
	Vermont – 0.1%

100	Burlington, Vermont, Electric System Revenue Refunding Bonds, Series 1996A, 6.250%, 7/01/12 – NPFG Insured	No Opt. Call	Baa1	106,117
	Virgin Islands – 1.9%

500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%, 10/01/31 – ACA Insured	10/14 at 100.00	BBB+	440,490

200	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/16 – FGIC Insured	No Opt. Call	BBB+	217,734

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Baa2	1,018,400

1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/19	No Opt. Call	BBB	1,076,050

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virgin Islands (continued)

$500	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes, Series 2009A-1, 5.000%, 10/01/24	10/19 at 100.00	BBB	$495,500
3,200	Total Virgin Islands			3,248,174
	Virginia – 0.6%

815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	927,820
	Washington – 1.9%

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	No Opt. Call	N/R	86,172

600	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.326%, 7/01/32 – AGM Insured (IF)	7/17 at 100.00	AA+	600,341

75	Skagit County Public Hospital District 1, Washington, Skagit Valley Hospital, Series 2007, 5.750%, 12/01/28	12/17 at 100.00	Baa2	72,736

750	University of Washington, General Revenue Bonds, Tender Option Bond Tust 3005, 17.425%, 6/01/31 – AMBAC Insured (IF)	6/17 at 100.00	Aaa	788,339

1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30	12/20 at 100.00	Baa2	869,539

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
35	6.500%, 6/01/26	6/13 at 100.00	BBB	35,286
660	6.625%, 6/01/32	6/13 at 100.00	BBB	655,874
3,220	Total Washington			3,108,287
	Wisconsin – 2.5%

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust Series 2010-3184, 17.793%, 11/15/17 (IF)	No Opt. Call	AA+	391,379

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B:
745	4.000%, 4/01/16	No Opt. Call	N/R	738,249
610	5.000%, 4/01/17	No Opt. Call	N/R	624,249

440	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Tender Option Bond Trust 2009-15W, 18.487%, 8/15/37 (IF) (5)	2/20 at 100.00	AA–	337,867

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.125%, 2/15/26	2/16 at 100.00	BBB+	931,509

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
1,000	6.000%, 5/01/27	5/19 at 100.00	AA–	1,123,829
90	6.000%, 5/01/33	No Opt. Call	AA–	97,888
4,385	Total Wisconsin			4,244,970
	Wyoming – 0.8%

1,000	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.000%, 9/15/26	3/21 at 100.00	A3	1,015,030

250	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A, 5.500%, 1/01/28	1/18 at 100.00	A2	262,638
1,250	Total Wyoming			1,277,668
$157,877	Total Investments (cost $157,762,767) – 93.0%			156,412,844
	Other Assets Less Liabilities – 7.0%			11,807,197
	Net Assets – 100%			$168,220,041

12	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$156,412,844	$—	$156,412,844

During the period ended April 30, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2011, the cost of investments, as determined on a federal income tax basis, was $157,628,315.

Gross unrealized appreciation and gross unrealized depreciation of investments, as determined on a federal income tax basis, at April 30, 2011, were as follows:

Gross unrealized:
Appreciation	$2,877,578
Depreciation	(4,093,049)
Net unrealized appreciation (depreciation) of investments	$(1,215,471)

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2011

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

14	Nuveen Investments

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio

April 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 64.3%

	Aerospace & Defense – 0.3%

$5	BE Aerospace Inc.	8.500%	7/01/18	BB	$5,575

10	Raytheon Company	4.400%	2/15/20	A–	10,241
15	Total Aerospace & Defense				15,816
	Airlines – 0.4%

25	Air Canada, 144A	12.000%	2/01/16	B–	25,875
	Auto Components – 0.9%

25	American & Axle Manufacturing Inc.	7.875%	3/01/17	B2	25,688

25	Dana Holding Corporation	6.500%	2/15/19	BB–	25,188
50	Total Auto Components				50,876
	Beverages – 0.8%

30	Anheuser Busch InBev, 144A	8.200%	1/15/39	A–	41,664

5	Miller Brewing Company, 144A	5.500%	8/15/13	BBB+	5,446
35	Total Beverages				47,110
	Biotechnology – 0.3%

15	STHI Holding Corporation, 144A	8.000%	3/15/18	B	15,412
	Building Products – 0.4%

25	Ryland Group Inc.	6.625%	5/01/20	BB–	24,437
	Capital Markets – 2.5%

20	Bank of New York Mellon	4.300%	5/15/14	Aa2	21,641

95	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	104,540

15	State Street Corporation	4.956%	3/15/18	A3	15,751
130	Total Capital Markets				141,932
	Chemicals – 1.8%

20	CF Industries Inc.	6.875%	5/01/18	BB+	22,574

20	Dow Chemical Company	4.250%	11/15/20	BBB	19,585

10	E.I. Du Pont de Nemours and Company	3.250%	1/15/15	A	10,454

15	Methanex Corporation	8.750%	8/15/12	BBB–	16,106

5	Praxair, Inc.	4.500%	8/15/19	A	5,283

25	Rhodia SA, 144A	6.875%	9/15/20	BB	29,094
95	Total Chemicals				103,096
	Commercial Banks – 2.8%

20	BB&T Corporation	5.700%	4/30/14	A	22,173

10	Fifth Third Bancorp.	6.250%	5/01/13	Ba1	10,864

40	HSBC Holdings PLC	6.800%	6/01/38	A1	42,852

10	KeyCorp.	6.500%	5/14/13	BBB+	10,936

45	Morgan Stanley	5.625%	9/23/19	A	46,773

25	Wells Fargo & Company	5.250%	10/23/12	AA–	26,569
150	Total Commercial Banks				160,167
	Commercial Services & Supplies – 0.8%

20	Avis Budget Car Rental, 144A	8.250%	1/15/19	B	21,250

25	Hertz Corporation, 144A	6.750%	4/15/19	B2	25,500
45	Total Commercial Services & Supplies				46,750
	Consumer Finance – 1.1%

35	American Express Credit Corporation	7.300%	8/20/13	A2	39,320

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

April 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance (continued)

$20	Capital One Bank	8.800%	7/15/19	Baa1	$25,614
55	Total Consumer Finance				64,934
	Containers & Packaging – 0.1%

5	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	4,644
	Diversified Financial Services – 11.3%

130	Bank of America Corporation	5.875%	1/05/21	A	138,661

50	Citigroup Inc.	6.125%	11/21/17	A	55,440

80	Citigroup Inc.	5.375%	8/09/20	A	83,656

40	Citigroup Inc.	6.875%	3/05/38	A	45,159

30	General Electric Capital Corporation	5.300%	2/11/21	AA	31,129

25	General Electric Capital Corporation	6.875%	1/10/39	AA+	28,679

95	Goldman Sachs Group, Inc.	6.000%	6/15/20	A1	102,807

75	JPMorgan Chase & Company	6.000%	1/15/18	Aa3	83,462

55	JPMorgan Chase & Company	4.250%	10/15/20	Aa3	53,477

25	National Rural Utilities Cooperative Finance Corporation	7.250%	3/01/12	A	26,375
605	Total Diversified Financial Services				648,845
	Diversified Telecommunication Services – 6.3%

35	AT&T, Inc.	6.800%	5/15/36	A2	38,753

25	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	26,813

25	Cincinnati Bell Inc.	8.750%	3/15/18	B3	24,000

25	Citizens Communications Company	9.000%	8/15/31	BB	25,750

10	Cox Communications, Inc.	5.500%	10/01/15	Baa2	11,095

15	France Telecom	5.375%	7/08/19	A–	16,728

25	Insight Communications, 144A	9.375%	7/15/18	B–	27,938

25	Paetec Holding Corporation	8.875%	6/30/17	Ba3	27,281

30	Qwest Communications International Inc., 144A	7.125%	4/01/18	Baa3	32,700

50	Telecom Italia Capital	5.250%	10/01/15	BBB	52,635

25	Telefonica Emisiones SAU	4.949%	1/15/15	A–	26,751

45	Verizon Communications	6.250%	4/01/37	A–	47,701
335	Total Diversified Telecommunication Services				358,145
	Electric Utilities – 0.8%

25	Calpine Corporation, 144A	7.875%	7/31/20	B+	26,938

15	FirstEnergy Solutions Corporation	6.050%	8/15/21	Baa2	15,971

5	West Corporation, 144A	8.625%	10/01/18	B	5,300
45	Total Electric Utilities				48,209
	Energy Equipment & Services – 1.5%

5	Nabors Industries Inc., 144A	9.250%	1/15/19	BBB	6,425

10	PHI Inc.	8.625%	10/15/18	B+	10,625

25	Plains All American Pipeline L.P.	5.750%	1/15/20	BBB–	27,113

25	Rockies Express Pipeline Company, 144A	5.625%	4/15/20	BBB–	25,306

15	Weatherford International Limited	7.000%	3/15/38	BBB	16,475
80	Total Energy Equipment & Services				85,944
	Food & Staples Retailing – 1.6%

10	Safeway Inc.	6.250%	3/15/14	BBB	11,103

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food & Staples Retailing (continued)

$25	Supervalu Inc.	7.500%	11/15/14	B	$25,625

50	Wal-Mart Stores, Inc.	3.200%	5/15/14	AA	52,829
85	Total Food & Staples Retailing				89,557
	Food Products – 0.1%

5	Kraft Foods Inc.	6.125%	2/01/18	Baa2	5,675
	Gas Utilities – 0.1%

5	Ferrellgas LP, 144A	6.500%	5/01/21	Ba3	4,900
	Health Care Providers & Services – 0.4%

20	UnitedHealth Group Incorporated	6.875%	2/15/38	A–	22,993
	Hotels, Restaurants & Leisure – 1.1%

20	Brunswick Corporation	7.375%	9/01/23	B	18,600

25	Marina District Finance Company Limited, 144A	9.875%	8/15/18	BB–	26,813

15	McDonald’s Corporation	5.800%	10/15/17	A	17,400
60	Total Hotels, Restaurants & Leisure				62,813
	Household Durables – 0.7%

15	MDC Holdings Inc.	5.625%	2/01/20	BBB–	14,851

25	Meritage Homes Corporation	7.150%	4/15/20	B+	24,781
40	Total Household Durables				39,632
	Household Products – 0.2%

10	Clorox Company	3.550%	11/01/15	BBB+	10,340
	Independent Power Producers & Energy Traders – 0.5%

25	NRG Energy Inc.	7.375%	1/15/17	BB–	26,156
	Industrial Conglomerates – 0.6%

20	Offshore Group Investment Limited	11.500%	8/01/15	B–	22,325

10	Tyco International Group	6.000%	11/15/13	A–	11,094
30	Total Industrial Conglomerates				33,419
	Insurance – 2.7%

25	Berkshire Hathaway Inc.	5.400%	5/15/18	AA+	27,903

20	Genworth Financial Inc.	6.515%	5/22/18	BBB	20,266

40	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	42,748

15	MetLife Inc.	7.717%	2/15/19	A–	18,344

20	Prudential Financial Inc.	7.375%	6/15/19	A	23,817

20	Prudential Financial Inc.	5.900%	3/17/36	A	20,419
140	Total Insurance				153,497
	IT Services – 0.2%

11	First Data Corporation	12.625%	1/15/21	B–	12,059
	Media – 5.2%

15	Allbritton Communications Company	8.000%	5/15/18	B	15,900

20	Comcast Corporation	6.400%	5/15/38	BBB+	21,205

35	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	36,728

50	News America Holdings Inc., 144A	6.150%	2/15/41	BBB+	50,946

10	Nielsen Finance LLC Co.	7.750%	10/15/18	B+	10,775

25	Sinclair Television Group, 144A	9.250%	11/01/17	BB–	27,938

55	Time Warner Cable Inc.	6.550%	5/01/37	BBB	58,065

30	Time Warner Inc.	4.875%	3/15/20	BBB	31,086

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

April 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$40	Viacom Inc.	6.875%	4/30/36	BBB+	$44,787
280	Total Media				297,430
	Metals & Mining – 5.4%

25	AK Steel Corporation	7.625%	5/15/20	BB	26,281

25	Alcoa Inc.	5.400%	4/15/21	BBB–	25,384

5	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	CCC+	4,656

25	ArcelorMittal	7.000%	10/15/39	BBB–	26,146

20	BHP Finance Limited	5.500%	4/01/14	A+	22,278

50	Newmont Mining Corporation	6.250%	10/01/39	BBB+	53,898

25	Patriot Coal Corporation	8.250%	4/30/18	B+	26,906

15	Southern Copper Corporation	7.500%	7/27/35	Baa2	15,796

10	Steel Dynamics, Inc., 144A	7.625%	3/15/20	BB+	10,950

25	Teck Resources Limited	6.125%	10/01/35	BBB	26,325

40	Vale Overseas Limited	6.875%	11/10/39	BBB+	43,268

25	Vedanta Resources PLC, 144A	9.500%	7/18/18	BB	27,750
290	Total Metals & Mining				309,638
	Multiline Retail – 1.4%

20	CVS Caremark Corporation	3.250%	5/18/15	BBB+	20,503

20	Home Depot, Inc.	5.400%	3/01/16	BBB+	22,350

35	Target Corporation	5.375%	5/01/17	A+	39,667
75	Total Multiline Retail				82,520
	Oil, Gas & Consumable Fuels – 5.6%

10	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB–	11,487

55	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	54,848

25	Black Elk Energy Offshore Operations LLC, 144A	13.750%	12/01/15	–	25,750

25	BP Capital Markets PLC	3.625%	5/08/14	A	26,140

10	Chevron Corporation	3.950%	3/03/14	Aa1	10,758

20	Enbridge Energy Partners LP	5.200%	3/15/20	BBB	21,213

30	Enterprise Products Operating Group LLP	4.600%	8/01/12	BBB–	31,231

10	EOG Resources Inc.	5.625%	6/01/19	A–	11,187

20	Occidental Petroleum Corporation	4.125%	6/01/16	A	21,500

25	SM Energy Company, 144A	6.625%	2/15/19	BB	25,813

25	Stone Energy Corporation	8.625%	2/01/17	B	26,125

25	SunCor Energy Inc.	6.100%	6/01/18	BBB+	28,509

25	Western Refining Inc.	11.250%	6/15/17	B	28,438
305	Total Oil, Gas & Consumable Fuels				322,999
	Paper & Forest Products – 1.0%

25	International Paper Company	8.700%	6/15/38	BBB	32,511

25	Stora Enso Oyj, 144A	6.404%	4/15/16	BB	26,125
50	Total Paper & Forest Products				58,636
	Pharmaceuticals – 0.4%

25	Valeant Pharmaceuticals International, 144A	6.875%	12/01/18	BB–	24,969
	Real Estate Investment Trust – 0.5%

25	Prologis Trust	6.875%	3/15/20	Baa2	28,026
	Road & Rail – 0.5%

25	DynCorp International Inc., 144A	10.375%	7/01/17	B1	26,750

18	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Specialty Retail – 0.6%

$25	Armored AutoGroup Inc., 144A	9.250%	11/01/18		$25,625

10	TJX Companies, Inc.	4.200%	8/15/15	A	10,732
35	Total Specialty Retail				36,357
	Textiles, Apparel & Luxury Goods – 0.2%

10	Hanesbrands Inc., 144A	6.375%	12/15/20	BB–	9,900
	Tobacco – 1.3%

50	Altria Group Inc.	9.950%	11/10/38		71,802
	Wireless Telecommunication Services – 1.9%

27	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	29,994

15	Wireless Inc.	6.625%	11/15/20	B	15,019

5	Nokia Corporation	5.375%	5/15/19	A–	5,190

20	Sprint Capital Corporation	6.900%	5/01/19	BB–	21,000

10	Windstream Corporation	7.750%	10/15/20	Ba3	10,600

25	XM Satellite Radio Inc., 144A	7.625%	11/01/18	BB–	26,625
102	Total Wireless Telecommunication Services				108,428
$3,413	Total Corporate Bonds (cost $3,499,638)				3,680,688

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CAPITAL PREFERRED SECURITIES – 4.3%

	Commercial Banks – 1.3%

55	Wachovia Capital Trust III	5.570%	3/29/49	A–	$50,809

25	Wells Fargo Capital Trust X	5.950%	12/15/36	A–	24,937
80	Total Commercial Banks				75,746
	Consumer Finance – 0.7%

40	Capital One Capital III Corporation	7.686%	8/15/36		41,200
	Diversified Financial Services – 1.5%

80	JPMorgan Chase Capital Trust XX Ser	6.550%	9/29/36	A2	82,313
	Insurance – 0.8%

50	Catlin Insurance Company Limited	7.249%	1/18/57	BBB+	47,750
	Total Capital Preferred Securities (cost $243,691)				247,009

Principal Amount (000) (9)/ Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 1.3%

	Commercial Banks – 0.4%

EUR 20,000	Barclays Bank PLC	4.750%		A–	$21,624
	Diversified Financial Services – 0.9%

2,000	Citigroup Capital Trust XII	8.500%		BB+	52,900
	Total $25 Par (or similar) Preferred Securities (cost $75,374)				74,524

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

April 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (2)	Value

	TAXABLE MUNICIPAL BONDS – 1.4%

	Illinois – 1.4%

$75	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19	No Opt. Call	A+	$77,887
$75	Total Taxable Municipal Bonds (cost $75,000)			77,887

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 48.7%

	Autos – Asset-Backed Securities – 2.6%

$44	Capital Auto Receivable Asset Trust, 2008-2, A3A	4.680%	10/15/12	AAA	$44,451

50	Daimler Chrysler Auto Trust 2008B	4.710%	9/10/12	AAA	50,051

8	Nissan Auto Receivables Owner Trust 2008-B A3	4.460%	4/16/12	AAA	7,548

48	Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A	5.470%	3/20/13	AAA	48,543
150	Total Autos – Asset-Backed Securities				150,593
	Residential – Mortgage-Backed Securities – 46.1%

534	Federal National Mortgage Association Pool 929182	5.000%	3/01/38	AAA	564,832

83	Federal National Mortgage Association Pool 946228	6.160%	9/01/37	AAA	89,462

356	Federal National Mortgage Association Pool 984834	5.000%	7/01/38	AAA	376,738

1,485	Federal National Mortgage Association Pool (MDR) (WI/DD)	5.500%	TBA	AAA	1,610,297
2,458	Total Residential – Mortgage-Backed Securities				2,641,329
$2,608	Total Asset-Backed and Mortgage-Backed Securities (cost $2,724,574)				2,791,922

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.5%

$125	United States of America Treasury Securities, STRIPS (P/O), (4)	0.000%	5/15/30	AAA	$53,431

20	United States of America Treasury Securities, STRIPS (P/O)	0.000%	2/15/37	AAA	6,046

100	United States of America Treasury Securities, STRIPS (P/O)	0.000%	5/15/39	AAA	26,824
$245	Total U.S. Government and Agency Obligations (cost $84,669)				86,301

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 2.3%

	Peru – 2.3%

400 PEN	Republic of Peru	6.950%	8/12/31	Baa3	$131,102
	Total Sovereign Debt (cost $142,741)				131,102

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 2.5%

$142	Repurchase Agreement with State Street Bank, dated 4/29/11, repurchase price $141,765, collateralized by $145,000 U.S. Treasury Notes, 1.000%, due 4/30/12, value $146,786	0.010%	5/02/11		$141,764
	Total Short-Term Investments (cost $141,764)				141,764
	Total Investments (cost $6,987,451) – 126.3%				7,231,197
	Other Assets Less Liabilities – (26.3)% (5)				(1,504,729)
	Net Assets – 100%				$5,726,468

20	Nuveen Investments

Investments in Derivatives

Call Options Written outstanding at April 30, 2011:

Number of Contracts		Type	Notional Amount (6)	Strike Price	Expiration Date	Value

		Call Options Written

	(1)	U.S. 10-Year Treasury Note Future	$(12,200)	$122.0	5/21/11	$(297)
		Total Call Options Written (premiums received $489)				$(297)

Forward Foreign Currency Exchange Contracts outstanding at April 30, 2011:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JPMorgan Chase	Brazillian Real	170,000	U.S. Dollar	108,730	5/03/11	$670
Bank of America	Brazillian Real	172,600	U.S. Dollar	109,936	5/03/11	224
Morgan Stanley	Brazillian Real	342,600	U.S. Dollar	217,759	5/03/11	(14)
HSBC	Euro	200,000	U.S. Dollar	288,200	6/20/11	(7,642)
Bank of America	Japanese Yen	14,000,000	U.S. Dollar	172,582	5/31/11	(31)
Deutsche Bank AG	New Zealand Dollar	80,000	U.S. Dollar	62,672	6/10/11	(1,903)
JPMorgan Chase	Peruvian Nuevo Sol	410,000	U.S. Dollar	143,986	7/27/11	149
Morgan Stanley	Polish Zloty	500,000	U.S. Dollar	174,899	5/18/11	(13,201)
Bank of America	Swiss Franc	170,000	U.S. Dollar	183,696	5/10/11	(12,844)
Morgan Stanley	Turkish Lira	100,000	U.S. Dollar	65,257	6/07/11	(91)
Bank of America	U.S. Dollar	142,287	Australian Dollar	140,000	5/31/11	10,626
Morgan Stanley	U.S. Dollar	205,002	Brazillian Real	342,600	5/03/11	12,770
JPMorgan Chase	U.S. Dollar	108,053	Brazillian Real	170,000	5/03/11	7
Bank of America	U.S. Dollar	109,407	Brazillian Real	172,600	6/02/11	138
Morgan Stanley	U.S. Dollar	169,657	Canadian Dollar	165,000	5/31/11	4,620
HSBC	U.S. Dollar	205,742	Mexican Peso	2,480,220	6/03/11	9,113
Morgan Stanley	U.S. Dollar	113,955	New Zealand Dollar	150,000	6/10/11	7,123
Morgan Stanley	U.S. Dollar	170,242	Polish Zloty	500,000	5/18/11	17,858
JPMorgan Chase	U.S. Dollar	56,070	South Korean Won	63,000,000	5/16/11	2,668
Morgan Stanley	U.S. Dollar	160,917	Turkish Lira	250,000	6/07/11	2,453
						$32,693

Interest Rate Swaps outstanding at April 30, 2011:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate			Fixed Rate Payment Frequency	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
				Floating Rate Index	Fixed Rate*
Citibank	750,000	PLN	Pay	6-Month WIBOR	5.340%	Annually	7/06/20	$(9,945)	$(9,945)
Citibank	2,200,000	ZAR	Pay	3-Month JIBAR	7.655	Quarterly	1/07/21	(10,328)	(10,328)
Deutsche Bank AG	1,500,000	ILS	Pay	3-Month TELBOR	4.850	Annually	5/20/20	3,688	3,688
JPMorgan	137,000,000	CLP	Pay	6-Month CLICP	4.580	Semi-Annually	8/10/14	(10,890)	(8,740)
JPMorgan	949,000,000	KRW	Receive	3-Month KRW-CD-KSDA	4.250	Quarterly	3/11/15	(6,767)	(6,767)
Morgan Stanley	6,000,000	SEK	Receive	3-Month STIBOR	2.535	Annually	5/06/15	13,702	13,702
Morgan Stanley	2,350,000	SEK	Receive	3-Month STIBOR	2.560	Annually	11/12/15	13,540	13,540
Morgan Stanley	500,000	CHF	Receive	6-Month LIBOR-BBA	2.358	Annually	4/12/20	(3,302)	(3,302)
RBC	250,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually	6/22/19	15,726	15,880
UBS AG	7,000,000	CZK	Receive	6-MONTH PRIBOR	3.000	Annually	6/21/20	(2,797)	(2,797)
									$4,931

Credit Default Swaps outstanding at April 30, 2011:

Counterparty	Reference Entity	Buy/Sell Protection		Current Credit Spread (7)	Notional Amount (U.S. Dollars)	Fixed Rate	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JPMorgan	DJ High Yield CDX	Sell	(8)	4.22%	$600,000	5.000%	6/20/16	$23,617	$11,242
JPMorgan	DJ Investment Grade CDX	Sell	(8)	.88	2,250,000	1.000	6/20/16	15,872	10,147
									$21,389

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

April 30, 2011

Futures Contracts outstanding at April 30, 2011:

Type	Contract Position	Number of Contracts		Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 5-Year Treasury Note	Short		(1)	6/11	$(118,469)	$(1,781)
U.S. 10-Year Treasury Note	Short		(1)	6/11	(121,141)	(2,393)
						$(4,174)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$3,680,688	$—	$3,680,688
Capital Preferred Securities	—	247,009	—	247,009
$25 Par (or similar) Preferred Securities	52,900	21,624	—	74,524
Taxable Municipal Bonds	—	77,887	—	77,887
Asset-Backed and Mortgage-Backed Securities	—	2,791,922	—	2,791,922
U.S. Government and Agency Obligations	—	86,301	—	86,301
Sovereign Debt	—	131,102	—	131,102
Short-Term Investments	—	141,764	—	141,764
Derivatives:
Call Options Written	(297)	—	—	(297)
Forward Foreign Currency Exchange Contracts*	—	32,693	—	32,693
Interest Rate Swaps*	—	4,931	—	4,931
Credit Default Swaps*	—	21,389	—	21,389
Futures Contracts*	(4,174)	—	—	(4,174)
Total	$48,429	$7,237,310	$—	$7,285,739
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Interest Rate Swaps*
Balance at the beginning of period	$3,230
Gains (losses):
Net realized gains (losses)	4,431
Net change in unrealized appreciation (depreciation)	(3,230)
Purchases at cost	385,214
Sales at proceeds	(389,645)
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$—
*	Represents net unrealized appreciation (depreciation).

22	Nuveen Investments

During the period ended April 30, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of April 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$68,419	Unrealized depreciation on forward foreign currency exchange contracts	$35,726
Interest Rate	Futures Contracts	Deposits with brokers for open - futures contracts and Receivable for variation margin on futures contracts*	—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	4,174
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	46,810	Unrealized depreciation on interest rate swaps**	41,879
Credit	Swaps	Unrealized appreciation on credit default swaps**	21,389	Unrealized depreciation on credit default swaps**	—
Interest Rate	Call Options Written	—	—	Call options written, at value	297
Total			$136,618		$82,076

*	Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts.

**	Value represents cumulative gross appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, amortization of premium and timing and character differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2011, the cost of investments was $6,990,402.

Gross unrealized appreciation and gross unrealized (depreciation) of investments at April 30, 2011, were as follows:

Gross unrealized:
Appreciation	$254,418
Depreciation	(13,623)
Net unrealized appreciation (depreciation) of investments	$240,795

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

April 30, 2011

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Other Assets Less Liabilities includes the Value and/or the Net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of contracts by the strike price by 100.

(7)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(8)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(9)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

MDR	Denotes investment is subject to dollar roll transactions.

P/O	Principal only security.

CHF	Swiss Franc

CLP	Chilean Peso

CZK	Czech Koruna

EUR	Euro

ILS	Israeli Shekel

KRW	South Korean Won

NZD	New Zealand Dollar

PEN	Peruvian Nuevo Sol

PLN	Polish Zloty

SEK	Swedish Krona

ZAR	South African Rand

CLICP	Sinacofi Chile Inter-Bank Rate Average

JIBAR	Johannesburg Inter-Bank Agreed Rate

KRW-CD-KSDA	Korean Won-Certificates of Deposit-Korean Securities Dealers Association

LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association

NZD-BBR	New Zealand Dollar-Bank Bill Rate

PRIBOR	Prague Inter-Bank Offered Rate

STIBOR	Stockholm Inter-Bank Offered Rate

TELBOR	Tel-Aviv Inter-Bank Offered Rate

WIBOR	Warsaw Inter-Bank Offered Rate

24	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2011